UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 29, 2006
                                               -----------------


Check here if Amendment [  ]: Amendment Number:
                                                ------------------

      This Amendment (Check only one):    |_|  is a restatement
                                          |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:       Magnetar Investment Management, LLC
Address:    1603 Orrington Avenue
            Evanston, IL 60201


Form 13F File Number:   28-11795
                     ---------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael Turro
Title:            Chief Compliance Officer
Phone:            847-905-4690

Signature, Place and Date of Signing:


/s/  Michael Turro                        Evanston IL        February 14, 2007
------------------------------------      ------------       -----------------
      [Signature]                        [City, State]            [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                0
                                                     --------------------------

Form 13F Information Table Entry Total:                         107
                                                     --------------------------

Form 13F Information Table Value Total:                    $244,891
                                                     --------------------------

                                                          (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



      None


                                                MAGNETAR INVESTMENT MANAGEMENT, LLC
                                                              FORM 13F
                                                  Quarter Ended December 29, 2006

-----------------------------------------------------------------------------------------------------------------------------------
                            CLASS                   VALUE   SHRS OR SH/  PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
                            ------                  -----   ------- ---  ----   -----------    -----        ----------------
NAME OF ISSUER              TITLE       CUSIP    (X$1,000)  PRN AMT PRN  CALL   DISCRETION   MANAGERS     SOLE    SHARED  NONE
--------------              -----       -----    ---------  ------- ---  ----   ----------   --------     ----    ------  ----
-----------------------------------------------------------------------------------------------------------------------------------
ACCESS INTEGRATED        CL A         004329108    $3,007   344,851 SH          SOLE                     344,851
-----------------------------------------------------------------------------------------------------------------------------------
ACERGY S A               SPONSORED    00443E104    $1,784    92,638 SH          SOLE                      92,638
                         ADR
-----------------------------------------------------------------------------------------------------------------------------------
ADMINISTAFF INC          COM          007094105      $907    21,212 SH          SOLE                      21,212
-----------------------------------------------------------------------------------------------------------------------------------
AFFILIATED MGRS GP       COM          008252108    $1,855    17,642 SH          SOLE                      17,642
-----------------------------------------------------------------------------------------------------------------------------------
ALLEGIANT TRAVEL CO      COM          01748X102      $421    14,987 SH          SOLE                      14,987
-----------------------------------------------------------------------------------------------------------------------------------
ALLOY INC                NEW COM      019855303    $2,529   219,698 SH          SOLE                     219,698
-----------------------------------------------------------------------------------------------------------------------------------
AMBASSADORS INTL         COM          023178106    $1,141    25,000 SH          SOLE                      25,000
-----------------------------------------------------------------------------------------------------------------------------------
AMERISAFE INC            COM          03071H100    $2,929   189,463 SH          SOLE                     189,463
-----------------------------------------------------------------------------------------------------------------------------------
AMICAS INC               COM          001712108    $1,652   561,779 SH          SOLE                     561,779
-----------------------------------------------------------------------------------------------------------------------------------
ANSWERTHINK INC          COM          036916104    $3,410 1,107,232 SH          SOLE                   1,107,232
-----------------------------------------------------------------------------------------------------------------------------------
APTIMUS INC              COM          03833V108    $2,926   443,312 SH          SOLE                     443,312
-----------------------------------------------------------------------------------------------------------------------------------
ASHWORTH INC             COM          04516H101      $521    71,784 SH          SOLE                      71,784
-----------------------------------------------------------------------------------------------------------------------------------
ASPREVA PHARMACEUTIC     COM          04538T109    $3,283   159,984 SH          SOLE                     159,984
-----------------------------------------------------------------------------------------------------------------------------------
ATLANTIC TELE NETWORK    COM NEW      049079205      $931    31,776 SH          SOLE                      31,776
-----------------------------------------------------------------------------------------------------------------------------------
ATLAS AMER INC           COM          049167109    $1,407    27,600 SH          SOLE                      27,600
-----------------------------------------------------------------------------------------------------------------------------------
BARRIER THERAPEUTICS     COM          06850R108    $3,264   432,937 SH          SOLE                     432,937
-----------------------------------------------------------------------------------------------------------------------------------
BASIN WTR INC            COM          07011T306    $3,883   573,533 SH          SOLE                     573,533
-----------------------------------------------------------------------------------------------------------------------------------
BEACON ROOFING SUPPLY    COM          073685109    $3,174   168,675 SH          SOLE                     168,675
-----------------------------------------------------------------------------------------------------------------------------------
BENIHANA INC             CL A         082047200      $614    20,000 SH          SOLE                      20,000
-----------------------------------------------------------------------------------------------------------------------------------
BLAIR CORP               COM          092828102      $413    12,600 SH          SOLE                      12,600
-----------------------------------------------------------------------------------------------------------------------------------
COGENT INC               COM          19239Y108      $418    37,936 SH          SOLE                      37,936
-----------------------------------------------------------------------------------------------------------------------------------
COPA HOLDINGS SA         CL A         P31076105    $1,878    40,342 SH          SOLE                      40,342
-----------------------------------------------------------------------------------------------------------------------------------
CLODWATER CREEK          COM          193068103      $990    40,357 SH          SOLE                      40,357
-----------------------------------------------------------------------------------------------------------------------------------
COMPLETE PRODUCTION      COM          20453E109    $4,923   232,223 SH          SOLE                     232,223
-----------------------------------------------------------------------------------------------------------------------------------
CYPRESS BIOSCIENCES      COM PAR      232674507      $233    30,000 SH          SOLE                      30,000
                         $.02
-----------------------------------------------------------------------------------------------------------------------------------
EDUCATE INC              COM          28138P100    $1,264   177,619 SH          SOLE                     177,619
-----------------------------------------------------------------------------------------------------------------------------------




                                                MAGNETAR INVESTMENT MANAGEMENT, LLC
                                                              FORM 13F
                                                  Quarter Ended December 29, 2006

-----------------------------------------------------------------------------------------------------------------------------------
FALCONSTOR SOFTWARE      COM          306137100    $3,805   439,842 SH          SOLE                     439,842
-----------------------------------------------------------------------------------------------------------------------------------
FIRST ADVANTAGE CORP     CL A         31845F100    $4,216   183,632 SH          SOLE                     183,632
-----------------------------------------------------------------------------------------------------------------------------------
FOREST OIL CORP          COM PAR      346091705    $1,655    50,655 SH          SOLE                      50,655
                         $0.01
-----------------------------------------------------------------------------------------------------------------------------------
GASTAR EXPL LTD          COM          367299104    $1,210   562,934 SH          SOLE                     562,934
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH GRADES INC        COM          42218Q102    $4,241   944,508 SH          SOLE                     944,508
-----------------------------------------------------------------------------------------------------------------------------------
HEALTHEXTRAS INC         COM          422211102    $3,694   153,269 SH          SOLE                     153,269
-----------------------------------------------------------------------------------------------------------------------------------
HEALTHWAYS INC           COM          422245100    $1,506    31,575 SH          SOLE                      31,575
-----------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE ACQUISTION    COM          42224H104      $948   127,929 SH          SOLE                     127,929
-----------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE ACQUISTION    *W EXP       42224H112      $156   125,000 SH          SOLE                     125,000
                         07/27/200
-----------------------------------------------------------------------------------------------------------------------------------
HERCULES TECH GROWTH     COM          427096508    $3,011   211,328 SH          SOLE                     211,328
-----------------------------------------------------------------------------------------------------------------------------------
HITTITE MICROWAVE COR    COM          43365Y104    $4,008   124,003 SH          SOLE                     124,003
-----------------------------------------------------------------------------------------------------------------------------------
HOME DIAGNOSTICS INC     COM          437080104    $1,976   186,372 SH          SOLE                     186,372
-----------------------------------------------------------------------------------------------------------------------------------
HORNBECK OFFSHORE        COM          440543106    $2,923    81,869 SH          SOLE                      81,869
-----------------------------------------------------------------------------------------------------------------------------------
HYTHIAM INC              COM          44919F104    $3,584   387,869 SH          SOLE                     387,869
-----------------------------------------------------------------------------------------------------------------------------------
ICF INTL INC             COM          44925C103      $726    50,000 SH          SOLE                      50,000
-----------------------------------------------------------------------------------------------------------------------------------
ICON PUB LTD CO          SPONSORED    45103T107    $5,053   134,021 SH          SOLE                     134,021
                         ADR
-----------------------------------------------------------------------------------------------------------------------------------
INNERWORKINGS INC        COM          45773Y105      $794    49,757 SH          SOLE                      49,757
-----------------------------------------------------------------------------------------------------------------------------------
INTRALASE CORP           COM          461169104    $5,945   265,643 SH          SOLE                     265,643
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT TECHNOLOG     COM          46145F105    $3,171    73,948 SH          SOLE                      73,948
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES TR               RUSL 2000    464287648      $969    12,305 SH          SOLE                      12,305
                         GROW
-----------------------------------------------------------------------------------------------------------------------------------
JAMBA INC                *W EXP       47023A119      $788   187,500 SH          SOLE                     187,500
                         02/14/200
-----------------------------------------------------------------------------------------------------------------------------------
JARDEN CORP              COM          471109108    $2,048    58,857 SH          SOLE                      58,857
-----------------------------------------------------------------------------------------------------------------------------------
KERYX BIOPHARMACEUTI     COM          492515101    $3,265   245,499 SH          SOLE                     245,499
-----------------------------------------------------------------------------------------------------------------------------------
KINTERA INC              COM          49720P506    $1,643 1,314,063 SH          SOLE                   1,314,063
-----------------------------------------------------------------------------------------------------------------------------------




                                                MAGNETAR INVESTMENT MANAGEMENT, LLC
                                                              FORM 13F
                                                  Quarter Ended December 29, 2006

-----------------------------------------------------------------------------------------------------------------------------------
KODIAK OIL & GAS CORP    COM          50015Q100    $2,753   701,850 SH          SOLE                     701,850
-----------------------------------------------------------------------------------------------------------------------------------
LEMAITRE VASCULAR INC    COM          525558201      $602   100,400 SH          SOLE                     100,400
-----------------------------------------------------------------------------------------------------------------------------------
LIFECELL CORP            COM          531927101      $604    25,000 SH          SOLE                      25,000
-----------------------------------------------------------------------------------------------------------------------------------
LIONS GATE ENTMNT        COM NEW      535919203    $1,813   168,981 SH          SOLE                     168,981
-----------------------------------------------------------------------------------------------------------------------------------
LIONBRIDGE TECHNOLOGI    COM          536252109    $2,429   377,116 SH          SOLE                     377,116
-----------------------------------------------------------------------------------------------------------------------------------
LIVEPERSON INC           COM          538146101    $2,029   387,900 SH          SOLE                     387,900
-----------------------------------------------------------------------------------------------------------------------------------
LUNA INNOVATIONS         COM          550351100    $2,418   688,971 SH          SOLE                     688,971
-----------------------------------------------------------------------------------------------------------------------------------
MATRIA HEALTHCARE INC    COM NEW      576817209    $6,820   237,370 SH          SOLE                     237,370
-----------------------------------------------------------------------------------------------------------------------------------
MICROSEMI CORP           COM          595137100    $4,822   245,391 SH          SOLE                     245,391
-----------------------------------------------------------------------------------------------------------------------------------
MULTIMEDIA GAMES INC     COM          625453105    $1,538   160,197 SH          SOLE                     160,197
-----------------------------------------------------------------------------------------------------------------------------------
NATIONAL FINL PARTNER    COM          63607P208    $2,024    46,041 SH          SOLE                      46,041
-----------------------------------------------------------------------------------------------------------------------------------
NEXTEST SYS CORP         COM          653339101    $4,311   382,523 SH          SOLE                     382,523
-----------------------------------------------------------------------------------------------------------------------------------
NTELOS HLDGS CORP        COM          67020Q107    $2,388   133,579 SH          SOLE                     133,579
-----------------------------------------------------------------------------------------------------------------------------------
NUANCE COMMUNICATION     COM          67020Y100    $2,461   214,744 SH          SOLE                     214,744
-----------------------------------------------------------------------------------------------------------------------------------
ON ASSIGNMENT INC        COM          682159108    $4,518   384,504 SH          SOLE                     384,504
-----------------------------------------------------------------------------------------------------------------------------------
OPTIMAL GROUP INC        CL A NEW     68388R208    $3,620   380,300 SH          SOLE                     380,300
-----------------------------------------------------------------------------------------------------------------------------------
OPTION CARE INC          COM          683948103    $5,665   397,555 SH          SOLE                     397,555
-----------------------------------------------------------------------------------------------------------------------------------
OPTIONSXPRESS HLDGS      COM          684010101    $1,498    66,013 SH          SOLE                      66,013
-----------------------------------------------------------------------------------------------------------------------------------
ORTHOVITA INC            COM          68750U102    $5,505 1,516,438 SH          SOLE                   1,516,438
-----------------------------------------------------------------------------------------------------------------------------------
PENN NATL GAMING INC     COM          707569109    $2,653    63,738 SH          SOLE                      63,738
-----------------------------------------------------------------------------------------------------------------------------------
PEOPLESUPPORT INC        COM          712714302      $671    31,874 SH          SOLE                      31,874
-----------------------------------------------------------------------------------------------------------------------------------
PHYSICIANS FORMULA       COM          719427106    $1,735    92,847 SH          SOLE                      92,847
-----------------------------------------------------------------------------------------------------------------------------------
PLEXUS CORP              COM          729132100    $2,473   103,562 SH          SOLE                     103,562
-----------------------------------------------------------------------------------------------------------------------------------
POWER-ONE INC            COM          739308104    $3,336   458,274 SH          SOLE                     458,274
-----------------------------------------------------------------------------------------------------------------------------------
PSYCHIATRIC SOLUTIONS    COM          74439H108    $1,882    50,149 SH          SOLE                      50,149
-----------------------------------------------------------------------------------------------------------------------------------
QUICKSILVER RESOURCES    COM          74837R104    $2,337    63,857 SH          SOLE                      63,857
-----------------------------------------------------------------------------------------------------------------------------------
RACKABLE SYS INC         COM          750077109    $1,304    42,111 SH          SOLE                      42,111
-----------------------------------------------------------------------------------------------------------------------------------




                                                MAGNETAR INVESTMENT MANAGEMENT, LLC
                                                              FORM 13F
                                                  Quarter Ended December 29, 2006

-----------------------------------------------------------------------------------------------------------------------------------
RESTORE MEDICAL INC      COM          76128C100    $2,356   559,554 SH          SOLE                     559,554
-----------------------------------------------------------------------------------------------------------------------------------
SANTARUS INC             COM          802817304      $937   119,662 SH          SOLE                     119,662
-----------------------------------------------------------------------------------------------------------------------------------
SCIENTIFIC GAMES CORP    CL A         80874P109    $3,783   125,152 SH          SOLE                     125,152
-----------------------------------------------------------------------------------------------------------------------------------
SHOE PAVILION INC        COM          824894109      $533    72,551 SH          SOLE                      72,551
-----------------------------------------------------------------------------------------------------------------------------------
SKILLSOFT PLC            SPONSORED    830928107      $801   129,000 SH          SOLE                     129,000
                         ADR
-----------------------------------------------------------------------------------------------------------------------------------
SUSSER HLDGS CORP        COM          869233106    $2,305   128,034 SH          SOLE                     128,034
-----------------------------------------------------------------------------------------------------------------------------------
SYKES ENTERPRISES INC    COM          871237103      $441    25,000 SH          SOLE                      25,000
-----------------------------------------------------------------------------------------------------------------------------------
TLC VISION CORP          COM          872549100    $2,172   415,269 SH          SOLE                     415,269
-----------------------------------------------------------------------------------------------------------------------------------
TANDY LEATHER FACTORY    COM          87538X105      $182    22,500 SH          SOLE                      22,500
-----------------------------------------------------------------------------------------------------------------------------------
THINK PARTNERSHIP INC    COM          88409N101    $1,325   406,404 SH          SOLE                     406,404
-----------------------------------------------------------------------------------------------------------------------------------
ULTIMATE SOFTWARE GR     COM          90385D107    $3,326   143,006 SH          SOLE                     143,006
-----------------------------------------------------------------------------------------------------------------------------------
ULTRA CLEAN HLDGS INC    COM          90385V107    $2,995   242,484 SH          SOLE                     242,484
-----------------------------------------------------------------------------------------------------------------------------------
UNITED PANAM FNL CP      COM          911301109    $1,831   133,057 SH          SOLE                     133,057
-----------------------------------------------------------------------------------------------------------------------------------
UNITED WESTN BANCORP     COM          913201109    $4,098   204,976 SH          SOLE                     204,976
-----------------------------------------------------------------------------------------------------------------------------------
VCA ANTECH INC           COM          918194101    $1,767    54,910 SH          SOLE                      54,910
-----------------------------------------------------------------------------------------------------------------------------------
VA SOFTWARE CORP         COM          91819B105      $503   100,000 SH          SOLE                     100,000
-----------------------------------------------------------------------------------------------------------------------------------
VALUEVISION MEDIA INC    CL A         92047K107    $3,277   249,367 SH          SOLE                     249,367
-----------------------------------------------------------------------------------------------------------------------------------
VARSITY GROUP INC        COM          922281100      $278   157,000 SH          SOLE                     157,000
-----------------------------------------------------------------------------------------------------------------------------------
VERASUN ENERGY CORP      COM          92336G106    $1,534    77,673 SH          SOLE                      77,673
-----------------------------------------------------------------------------------------------------------------------------------
VOCUS INC                COM          92858J108    $3,140   186,881 SH          SOLE                     186,881
-----------------------------------------------------------------------------------------------------------------------------------
VOLCANO CORPORATION      COM          928645100    $3,146   191,949 SH          SOLE                     191,949
-----------------------------------------------------------------------------------------------------------------------------------
WEB COM INC              COM NEW      94732Q100      $287    68,594 SH          SOLE                      68,594
-----------------------------------------------------------------------------------------------------------------------------------
WEBSIDESTORY INC         COM          947685103    $2,719   214,734 SH          SOLE                     214,734
-----------------------------------------------------------------------------------------------------------------------------------
WEBSITE PROS INC         COM          94769V105    $2,890   319,371 SH          SOLE                     319,371
-----------------------------------------------------------------------------------------------------------------------------------
WET SEAL INC             CL A         961840105    $1,268   190,071 SH          SOLE                     190,071
-----------------------------------------------------------------------------------------------------------------------------------
WINTRUST FINANCIAL       COM          97650W108    $2,547    53,044 SH          SOLE                      53,044
-----------------------------------------------------------------------------------------------------------------------------------




                                                MAGNETAR INVESTMENT MANAGEMENT, LLC
                                                              FORM 13F
                                                  Quarter Ended December 29, 2006

-----------------------------------------------------------------------------------------------------------------------------------
WORKSTREAM INC           COM          981402100    $1,238 1,104,953 SH          SOLE                   1,104,953
-----------------------------------------------------------------------------------------------------------------------------------
WPT ENTERPRISES INC      COM          98211W108      $386   100,000 SH          SOLE                     100,000
-----------------------------------------------------------------------------------------------------------------------------------
YOUBET COM INC           COM          987413101    $3,269   885,777 SH          SOLE                     885,777
-----------------------------------------------------------------------------------------------------------------------------------
VISTAPRINT LIMITED       SHS          G93762204    $4,256   128,548 SH          SOLE                     128,548
-----------------------------------------------------------------------------------------------------------------------------------
